Leases - Maturity Analysis for Lease Liabilities (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases [Abstract]
2025		$ 177
2026		109
2027		88
2028		65
2029		47
Thereafter		192
Total minimum lease payments		678
Less: lease payments representing interest		(143)
Present value of future minimum lease payments		535
Less: Current portion of operating lease liabilities	$ (129)	(149)	$ (137)
Noncurrent portion of operating lease liabilities	501	386	336
Finance Leases [Abstract]
2025		79
2026		111
2027		83
2028		54
2029		25
Thereafter		78
Total minimum lease payments		430
Less: lease payments representing interest		(53)
Present value of future minimum lease payments		377
Less: Current portion of finance lease liabilities	(105)	(65)	(51)
Noncurrent portion of finance lease liabilities	$ 342	$ 312	$ 228